AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $53,937,020)	5,445,651	$55,164,447
Short-Term Investment — 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,629,502)	1,629,502	1,629,502

TOTAL INVESTMENTS—98.6% (cost $55,566,522)(wa)		56,793,949

Other assets in excess of liabilities(z) — 1.4%		807,137

Net Assets — 100.0%		$57,601,086

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
552	10 Year U.S. Treasury Notes	Jun. 2024	$61,159,878	$253,529
Short Positions:
69	2 Year U.S. Treasury Notes	Jun. 2024	14,109,422	14,389
169	5 Year U.S. Treasury Notes	Jun. 2024	18,085,641	(28,654)
56	10 Year U.S. Ultra Treasury Notes	Jun. 2024	6,418,125	(60,453)
64	20 Year U.S. Treasury Bonds	Jun. 2024	7,708,000	(155,021)
37	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	4,773,000	(61,073)
				(290,812)
				$(37,283)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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